FINANCIAL INSTRUMENTS - Derivatives (Details) $ in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,004	$ 7,068
Fair value of financial liabilities	$ (58,228)	$ (62,406)
Cash flow hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	6,764	9,590
Fair value of financial assets	$ 14	$ 0
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%	2.50%
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	490.00%	500.00%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	130	2,130
Fair value of financial assets	$ 1
Fair value of financial liabilities		$ (50)
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	140.00%	260.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	373
Fair value of financial assets	$ 2
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	380.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional		2,301
Fair value of financial assets		$ 0
Cash flow hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		250.00%
Cash flow hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,352	974
Rates		2.00%
Fair value of financial assets	$ 13	$ 5
Cash flow hedges | Interest rate caps of £ SONIA debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Cash flow hedges | Interest rate caps of £ SONIA debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	94	102
Rates	1.30%	1.30%
Fair value of financial assets	$ 0	$ 0
Cash flow hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	186	240
Rates	2.00%
Fair value of financial assets	$ 0	$ 0
Cash flow hedges | Interest rate caps of C$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		2.00%
Cash flow hedges | Interest rate swaps of A$ BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	401	422,000,000
Fair value of financial assets	$ 14	$ 0
Cash flow hedges | Interest rate swaps of A$ BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	0.80%
Cash flow hedges | Interest rate swaps of A$ BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.60%	1.60%